Investments - Summary of Financial Assets Excluding Derivatives (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017
Disclosure of financial assets [line items]
AFS	€ 84,675	€ 88,170
Fair value through profit or loss	8,597	7,119
Loans	42,653	39,368
Total	135,925	134,658
Fair value	139,834	139,711
Shares [member]
Disclosure of financial assets [line items]
AFS	478	490
Fair value through profit or loss	1,682	1,062
Total	2,161	1,551
Fair value	2,161	1,551
Debt securities [member]
Disclosure of financial assets [line items]
AFS	77,340	80,200
Fair value through profit or loss	3,913	4,144
Total	81,253	84,344
Fair value	81,253	84,344
Money market and other short-term instruments [member]
Disclosure of financial assets [line items]
AFS	5,955	6,690
Fair value through profit or loss	352	119
Total	6,307	6,809
Fair value	6,307	6,809
Mortgage loans - held at amortized cost [member]
Disclosure of financial assets [line items]
Loans	36,240	33,562
Total	36,240	33,562
Fair value	39,758	38,076
Private loans - held at amortized cost [member]
Disclosure of financial assets [line items]
Loans	4,103	3,642
Total	4,103	3,642
Fair value	4,494	4,181
Deposits with financial institutions [member]
Disclosure of financial assets [line items]
Loans	141	139
Total	141	139
Fair value	141	139
Policy loans [member]
Disclosure of financial assets [line items]
Loans	1,973	1,897
Total	1,973	1,897
Fair value	1,973	1,897
Other [member]
Disclosure of financial assets [line items]
AFS	902	791
Fair value through profit or loss	2,649	1,795
Loans	196	127
Total	3,747	2,713
Fair value	€ 3,747	€ 2,713